Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—81.5%
AUSTRALIA—9.1%
Australia & New Zealand Banking Group Ltd.
(fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)		$200,000	$ 199,324
(fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2038(a)(c)	AUD	1,300,000	888,578
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2038(c)		1,800,000	1,227,679
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)		$1,520,000	1,524,152
National Australia Bank Ltd.
FRN, (fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(c)	AUD	1,000,000	678,343
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(c)		800,000	537,253
Total Australia			5,055,329
BARBADOS—0.4%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(c)		$210,000	199,290
BRAZIL—1.6%
Banco do Brasil SA, (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024(a)(b)		620,000	570,400
BRF SA, 5.75%, 09/21/2050(a)(c)		200,000	141,867
Guara Norte Sarl, 5.20%, 06/15/2034(a)(d)		176,852	157,841
Total Brazil			870,108
CANADA—2.0%
Enerflex Ltd., 9.00%, 10/15/2027(a)(c)		238,000	239,474
GFL Environmental, Inc.
5.13%, 12/15/2026(a)(c)		23,000	22,368
4.75%, 06/15/2029(a)(c)		78,000	71,149
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(c)		124,000	114,383
Teck Resources Ltd., 3.90%, 07/15/2030(c)		354,000	319,638
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(c)		125,000	116,104
TransAlta Corp., 7.75%, 11/15/2029(c)		220,000	228,250
Total Canada			1,111,366
CHILE—0.8%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/2031(a)(c)		330,000	298,641
Empresa Nacional del Petroleo, 3.45%, 09/16/2031(a)(c)		200,000	168,638
Total Chile			467,279
	Shares or Principal Amount		Value

CHINA—2.3%
China Evergrande Group, 8.75%, 06/28/2025(a)(c)(e)(f)		$200,000	$ 8,278
China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(b)		200,000	190,620
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025(a)		619,000	595,041
5.00%, 11/19/2025(a)		200,000	186,017
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(c)(e)(f)		200,000	8,878
Logan Group Co. Ltd.
7.50%, 08/25/2022(a)(c)(e)(f)		200,000	17,267
6.50%, 07/16/2023(a)(c)(e)(f)		200,000	17,267
Shandong Iron & Steel Xinheng International Co. Ltd., 6.50%, 11/05/2023(a)		200,000	199,796
Sunac China Holdings Ltd., 6.80%, 10/20/2024(a)(c)(e)(f)		200,000	22,100
Zhenro Properties Group Ltd., 6.63%, 01/07/2026(a)(c)(e)(f)		200,000	5,152
Total China			1,250,416
COLOMBIA—1.1%
Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2029(c)		200,000	176,574
Ecopetrol SA
5.38%, 06/26/2026(c)		351,000	337,816
8.88%, 01/13/2033(c)		105,000	107,713
Total Colombia			622,103
DOMINICAN REPUBLIC—0.3%
AES Espana BV, 5.70%, 05/04/2028(a)(c)		202,000	182,810
ECUADOR—0.3%
International Airport Finance SA, 12.00%, 03/15/2033(a)(c)(d)		194,529	184,965
FRANCE—0.8%
Altice France SA, 5.88%, 02/01/2027(a)(c)	EUR	100,000	84,550
BNP Paribas SA, (fixed rate to 02/25/2030,variable rate thereafter), 4.50%, 02/25/2030(a)(b)		$200,000	152,763
Chrome Bidco SASU, 3.50%, 05/31/2028(a)(c)	EUR	130,000	123,996
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(b)		100,000	106,012
Total France			467,321
GEORGIA—0.6%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(c)		$359,000	309,422
GERMANY—2.3%
CT Investment GmbH, 5.50%, 04/15/2026(a)(c)	EUR	100,000	102,632

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY (continued)
Deutsche Bank AG
2.63%, 12/16/2024(a)	GBP	100,000	$ 121,266
(fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(b)		100,000	109,541
Gruenenthal GmbH, 3.63%, 11/15/2026(a)(c)	EUR	100,000	104,727
HT Troplast GmbH, 9.38%, 07/15/2028(a)(c)		110,000	120,761
IHO Verwaltungs GmbH PIK, 8.75%, 05/15/2028(a)(c)(g)		103,347	119,027
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 9.66%, 07/15/2027(a)(c)(h)		109,000	120,445
Schaeffler AG
2.88%, 03/26/2027(a)(c)		60,000	63,001
3.38%, 10/12/2028(a)(c)		100,000	101,484
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/2025(a)(c)		106,000	112,035
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(c)		100,000	100,041
ZF Europe Finance BV, 2.50%, 10/23/2027(a)(c)		100,000	98,818
Total Germany			1,273,778
GHANA—0.4%
Tullow Oil PLC, 7.00%, 03/01/2025(a)(c)		$362,000	231,680
HONG KONG—0.9%
AIA Group Ltd., 5.63%, 10/25/2027(a)(c)		500,000	512,267
INDIA—4.3%
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)		200,000	198,300
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	110,000,000	1,324,710
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(d)		$200,000	178,755
Indiabulls Housing Finance Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	515,839
REC Ltd., 5.25%, 11/13/2023(a)		$200,000	199,308
Total India			2,416,912
INDONESIA—1.4%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(c)		221,000	202,952
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		200,000	196,745
Perusahaan Perseroan Persero PT, Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	361,483
Total Indonesia			761,180
ISRAEL—0.9%
Energian Israel Finance Ltd., 8.50%, 09/30/2033(a)(c)		230,000	230,000
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/2025(c)		276,000	277,465
Total Israel			507,465
	Shares or Principal Amount		Value

ITALY—0.4%
Lottomatica SpA 3 mo. Euribor + 4.125%, 7.59%, 06/01/2028(a)(c)(h)	EUR	100,000	$ 110,488
Telecom Italia Capital SA, 6.38%, 11/15/2033		$140,000	118,486
Total Italy			228,974
KAZAKHSTAN—1.6%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(c)		200,000	157,968
5.75%, 04/19/2047(a)		870,000	729,953
Total Kazakhstan			887,921
KUWAIT—0.4%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	195,816
LUXEMBOURG—1.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(c)	EUR	100,000	105,691
Altice Financing SA, 5.75%, 08/15/2029(a)(c)		$204,000	152,983
Altice France Holding SA
8.00%, 05/15/2027(a)(c)	EUR	100,000	42,331
10.50%, 05/15/2027(a)(c)		$200,000	84,628
Cidron Aida Finco Sarl, 6.25%, 04/01/2028(a)(c)	GBP	100,000	111,972
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)(c)	EUR	100,000	90,874
LHMC Finco 2 Sarl PIK, 7.25%, 10/02/2025(a)(c)(g)		4,866	5,275
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(c)		200,000	207,256
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(c)		110,000	118,448
Total Luxembourg			919,458
MEXICO—3.1%
BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/18/2033(a)(c)		$470,000	408,900
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(c)		200,000	128,975
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(b)		200,000	208,009
Petroleos Mexicanos
7.19%, 09/12/2024(a)	MXN	4,200,000	233,264
7.19%, 09/12/2024(a)		3,378,800	187,655
7.69%, 01/23/2050(c)		$530,000	368,839
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(c)		210,000	191,495
Total Mexico			1,727,137
MOROCCO—0.4%
Vivo Energy Investments BV, 5.13%, 09/24/2027(a)(c)		255,000	233,070
NETHERLANDS—1.0%
Nobel Bidco BV, 3.13%, 06/15/2028(a)(c)	EUR	100,000	87,768

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NETHERLANDS (continued)
OCI NV, 3.63%, 10/15/2025(a)(c)	EUR	90,000	$ 96,135
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(b)(i)		60,000	62,144
Summer BidCo BV PIK, 9.00%, 11/15/2025(a)(c)(g)		104,875	105,078
UPCB Finance VII Ltd., 3.63%, 06/15/2029(a)(c)		100,000	98,228
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(c)		100,000	88,304
Total Netherlands			537,657
NIGERIA—2.1%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	186,970
BOI Finance BV, 7.50%, 02/16/2027(a)	EUR	196,000	187,211
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(c)		$230,000	209,401
SEPLAT Energy PLC, 7.75%, 04/01/2026(a)(c)		297,000	263,038
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	328,791
Total Nigeria			1,175,411
PERU—0.5%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		400,000	268,000
PHILIPPINES—0.9%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	249,574
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(c)		243,000	222,880
Total Philippines			472,454
REPUBLIC OF IRELAND—0.3%
Cimpress PLC, 7.00%, 06/15/2026(c)		160,000	151,000
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025(a)(b)(e)(j)(k)		250,000	–
SINGAPORE—1.1%
DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)		200,000	198,764
Puma International Financing SA, 5.00%, 01/24/2026(a)(c)		210,000	191,503
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)		210,000	197,292
Total Singapore			587,559
SOUTH AFRICA—2.8%
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)		410,000	406,925
0.00%, 12/31/2032(f)(l)	ZAR	28,700,000	335,571
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(c)		$446,000	297,036
	Shares or Principal Amount		Value

Sasol Financing USA LLC, 5.50%, 03/18/2031(c)		$400,000	$ 329,644
Transnet SOC Ltd., 8.25%, 02/06/2028(a)		200,000	199,074
Total South Africa			1,568,250
SPAIN—1.4%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(b)		200,000	190,440
Banco de Sabadell SA
FRN, (fixed rate to 06/16/2027, variable rate thereafter), 0.88%, 06/16/2028(a)(c)	EUR	100,000	94,241
FRN, (fixed rate to 02/07/2028, variable rate thereafter), 5.25%, 02/07/2029(a)(c)		100,000	109,968
Cellnex Finance Co. SA
1.50%, 06/08/2028(a)(c)		100,000	95,817
2.00%, 09/15/2032(a)(c)		100,000	87,961
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)(c)		100,000	102,945
Unicaja Banco SA FRN, (fixed rate to 11/15/2026, variable rate thereafter), 7.25%, 11/15/2027(a)(c)		100,000	112,932
Total Spain			794,304
SWEDEN—0.2%
Verisure Holding AB, 3.88%, 07/15/2026(a)(c)		100,000	103,671
SWITZERLAND—0.4%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)(c)		$150,000	129,485
Dufry One BV, 2.50%, 10/15/2024(a)(c)	EUR	100,000	107,476
Total Switzerland			236,961
TANZANIA—0.3%
HTA Group Ltd., 7.00%, 12/18/2025(a)(c)		$200,000	190,632
TRINIDAD—0.5%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(c)		291,000	302,349
UKRAINE—0.7%
Kernel Holding SA, 6.75%, 10/27/2027(a)(c)(f)		206,000	119,480
MHP Lux SA, 6.95%, 04/03/2026(a)(f)		218,000	122,579
NPC Ukrenergo, 6.88%, 11/09/2028(a)(e)(f)		200,000	53,465
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(e)(f)		200,000	78,900
Total Ukraine			374,424
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)		200,000	194,414
UNITED KINGDOM—1.7%
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(c)	GBP	124,000	139,562

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(c)		$200,000	$ 189,995
Jerrold Finco PLC, 4.88%, 01/15/2026(a)(c)	GBP	100,000	112,101
Phoenix Group Holdings PLC, 6.63%, 12/18/2025(a)		150,000	190,874
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)(c)		100,000	118,068
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(c)		200,000	208,921
Total United Kingdom			959,521
UNITED STATES—29.4%
Academy Ltd., 6.00%, 11/15/2027(a)(c)		$169,000	163,296
ACI Worldwide, Inc., 5.75%, 08/15/2026(a)(c)		229,000	225,817
Adams Homes, Inc., 7.50%, 02/15/2025(a)(c)		117,000	114,932
Adient Global Holdings Ltd.
3.50%, 08/15/2024(a)(c)	EUR	17,635	19,052
7.00%, 04/15/2028(a)(c)		$45,000	45,324
8.25%, 04/15/2031(a)(c)		45,000	46,260
Affinity Interactive, 6.88%, 12/15/2027(a)(c)		182,000	161,012
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)(c)		5,000	5,100
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)(c)		70,000	52,150
Ball Corp.
2.88%, 08/15/2030(c)		137,000	113,021
3.13%, 09/15/2031(c)		34,000	27,912
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)(c)		110,000	95,450
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)(c)		4,000	4,040
Carnival Corp.
10.50%, 02/01/2026(a)(c)		21,000	22,136
6.00%, 05/01/2029(a)(c)		56,000	50,338
CCM Merger, Inc., 6.38%, 05/01/2026(a)(c)		151,000	147,111
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(c)		38,000	34,726
4.25%, 02/01/2031(a)(c)		225,000	184,971
4.75%, 02/01/2032(a)(c)		63,000	52,013
4.25%, 01/15/2034(a)(c)		486,000	373,550
Centene Corp.
4.25%, 12/15/2027(c)		23,000	21,665
4.63%, 12/15/2029(c)		39,000	36,259
3.38%, 02/15/2030(c)		233,000	200,475
Chart Industries, Inc.
7.50%, 01/01/2030(a)(c)		93,000	95,311
9.50%, 01/01/2031(a)(c)		20,000	21,450
Cheniere Energy Partners LP
4.50%, 10/01/2029(c)		189,000	175,711
4.00%, 03/01/2031(c)		64,000	56,952
	Shares or Principal Amount		Value

Civitas Resources, Inc.
8.38%, 07/01/2028(a)(c)		$73,000	$ 75,085
8.75%, 07/01/2031(a)(c)		73,000	75,555
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/2028(a)(c)		87,000	87,388
Clean Harbors, Inc.
4.88%, 07/15/2027(a)(c)		233,000	223,494
5.13%, 07/15/2029(a)(c)		16,000	15,238
6.38%, 02/01/2031(a)(c)		29,000	29,139
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)(c)		83,000	80,742
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(c)		37,000	34,213
6.50%, 10/15/2028(a)(c)		104,000	89,960
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(c)		171,000	141,502
Crescent Energy Finance LLC, 9.25%, 02/15/2028(a)(c)		100,000	101,720
CSC Holdings LLC
6.50%, 02/01/2029(a)(c)		200,000	169,823
5.75%, 01/15/2030(a)(c)		200,000	103,535
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(c)		95,000	93,572
DISH Network Corp., 11.75%, 11/15/2027(a)(c)		105,000	105,691
Encore Capital Group, Inc., 4.88%, 10/15/2025(a)(c)	EUR	100,000	103,371
EnLink Midstream LLC, 6.50%, 09/01/2030(a)(c)		$118,000	118,771
EnLink Midstream Partners LP, 5.45%, 06/01/2047(c)		186,000	153,855
Ford Motor Co.
6.63%, 10/01/2028		44,000	45,316
9.63%, 04/22/2030(c)		148,000	172,732
Ford Motor Credit Co. LLC
4.54%, 03/06/2025	GBP	211,000	258,601
2.39%, 02/17/2026	EUR	100,000	104,160
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)(c)		$60,000	43,583
8.75%, 05/15/2030(a)(c)		83,000	80,077
8.63%, 03/15/2031(a)(c)		63,000	60,281
GLP Capital, LP/GLP Financing II, Inc. REIT, 5.75%, 06/01/2028(c)		137,000	134,237
Goodyear Europe BV, 2.75%, 08/15/2028(a)(c)	EUR	116,000	113,143
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025(c)		$230,000	235,750
5.00%, 07/15/2029(c)		120,000	110,653
Graphic Packaging International LLC, 3.75%, 02/01/2030(a)(c)		463,000	402,810
HCA, Inc.
5.88%, 02/15/2026(c)		114,000	114,318
5.63%, 09/01/2028(c)		337,000	338,291
Hess Midstream Operations LP
4.25%, 02/15/2030(a)(c)		129,000	113,197
5.50%, 10/15/2030(a)(c)		20,000	18,800
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)(c)		99,000	91,575

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(a)(c)		$113,000	$ 115,554
Howmet Aerospace, Inc.
6.88%, 05/01/2025(c)		7,000	7,107
3.00%, 01/15/2029(c)		370,000	322,989
5.95%, 02/01/2037		76,000	77,268
Hyundai Capital America, 6.38%, 04/08/2030(a)(c)		200,000	206,436
International Game Technology PLC, 3.50%, 06/15/2026(a)(c)	EUR	179,000	190,414
IQVIA, Inc., 1.75%, 03/15/2026(a)(c)		125,000	127,831
Iron Mountain, Inc.
5.00%, 07/15/2028(a)(c)		$23,000	21,298
4.88%, 09/15/2029(a)(c)		60,000	54,121
5.25%, 07/15/2030(a)(c)		122,000	110,288
ITT Holdings LLC, 6.50%, 08/01/2029(a)(c)		179,000	153,089
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033(a)(c)		328,000	315,214
JPMorgan Chase & Co. 3mo. USD SOFR + 2.580%, Series CC, 8.21%, 11/01/2023(b)(h)		180,000	179,550
JPMorgan Chase Bank NA, 11.67%, 11/27/2023(a)(f)	UAH	10,041,000	217,506
Lennar Corp., 4.88%, 12/15/2023(c)		$280,000	279,087
Level 3 Financing, Inc., 10.50%, 05/15/2030(a)(c)		102,000	105,658
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(c)		139,000	129,124
5.88%, 03/15/2030(a)(c)		3,000	2,709
6.13%, 03/15/2032(a)(c)		9,000	8,032
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(c)		175,000	143,160
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(a)(c)		48,000	44,594
MGM Resorts International, 5.75%, 06/15/2025(c)		113,000	111,749
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)(c)		281,000	237,445
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(c)		87,000	84,723
8.38%, 02/01/2028(a)(c)		34,000	35,446
7.75%, 02/15/2029(a)(c)		41,000	39,256
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)(c)		151,000	138,898
Netflix, Inc.
4.63%, 05/15/2029	EUR	134,000	150,403
6.38%, 05/15/2029		$63,000	66,613
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(c)		87,000	80,910
Northern Oil & Gas, Inc., 8.75%, 06/15/2031(a)(c)		94,000	94,709
Novelis Corp., 3.25%, 11/15/2026(a)(c)		163,000	148,114
	Shares or Principal Amount		Value

NRG Energy, Inc.
3.38%, 02/15/2029(a)(c)		$15,000	$ 12,383
5.25%, 06/15/2029(a)(c)		134,000	120,932
3.63%, 02/15/2031(a)(c)		202,000	158,525
3.88%, 02/15/2032(a)(c)		68,000	52,621
7.00%, 03/15/2033(a)(c)		56,000	55,871
Occidental Petroleum Corp.
5.50%, 12/01/2025(c)		26,000	25,902
5.55%, 03/15/2026(c)		22,000	21,885
6.38%, 09/01/2028(c)		43,000	44,148
6.63%, 09/01/2030(c)		46,000	48,243
6.45%, 09/15/2036		130,000	136,480
OI European Group BV, 6.25%, 05/15/2028(a)(c)	EUR	100,000	113,313
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028(a)(c)		196,000	189,873
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(c)		$76,000	77,233
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030(c)		200,000	179,233
Post Holdings, Inc.
5.63%, 01/15/2028(a)(c)		70,000	67,644
5.50%, 12/15/2029(a)(c)		120,000	111,441
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)(c)		17,000	18,010
3.70%, 03/15/2028(c)		136,000	118,658
Sabre GLBL, Inc.
7.38%, 09/01/2025(a)(c)		94,000	84,835
11.25%, 12/15/2027(a)(c)		41,000	36,273
Sirius XM Radio, Inc., 4.13%, 07/01/2030(a)(c)		143,000	117,771
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)(c)		116,000	109,330
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(c)		105,000	105,256
Southwestern Energy Co., 4.75%, 02/01/2032(c)		210,000	186,593
Sprint Capital Corp.
6.88%, 11/15/2028		61,000	64,663
8.75%, 03/15/2032		224,000	269,893
Staples, Inc., 7.50%, 04/15/2026(a)(c)		84,000	69,396
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(c)		191,000	164,472
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(c)		124,000	128,697
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(c)		123,000	99,552
Tenet Healthcare Corp., 6.13%, 10/01/2028(c)		145,000	138,126
TransDigm, Inc., 6.75%, 08/15/2028(a)(c)		118,000	118,352
Travel & Leisure Co.
5.65%, 04/01/2024(c)		115,000	114,218
6.00%, 04/01/2027(c)		80,000	78,408
4.63%, 03/01/2030(a)(c)		25,000	21,587
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)(c)		5,000	5,295

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)(c)	$108,000	$ 100,406
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 10.50%, 02/15/2028(a)(c)	81,000	80,516
Univision Communications, Inc.
6.63%, 06/01/2027(a)(c)	97,000	94,378
8.00%, 08/15/2028(a)(c)	9,000	9,068
7.38%, 06/30/2030(a)(c)	95,000	92,465
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(c)	73,000	63,211
6.25%, 01/15/2030(a)(c)	114,000	111,472
4.13%, 08/15/2031(a)(c)	145,000	122,994
3.88%, 11/01/2033(a)(c)	98,000	79,530
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(c)	138,000	140,261
8.38%, 06/01/2031(a)(c)	138,000	140,031
Viatris, Inc., 2.70%, 06/22/2030(c)	401,000	327,688
Viper Energy Partners LP, 5.38%, 11/01/2027(a)(c)	117,000	112,320
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)(c)	126,000	111,214
Weatherford International Ltd., 8.63%, 04/30/2030(a)(c)	97,000	99,413
Western Midstream Operating LP
3.95%, 06/01/2025(c)	142,000	136,930
4.65%, 07/01/2026(c)	84,000	81,501
6.15%, 04/01/2033(c)	114,000	115,622
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)(c)	113,000	88,767
Total United States		16,358,406
ZAMBIA—0.7%
First Quantum Minerals Ltd.
7.50%, 04/01/2025(a)(c)	200,000	199,330
8.63%, 06/01/2031(a)(c)	200,000	204,750
Total Zambia		404,080
Total Corporate Bonds		45,295,160
GOVERNMENT BONDS—44.2%
ANGOLA—1.0%
Angolan Government International Bond, 9.13%, 11/26/2049(a)	701,000	566,057
ARGENTINA—2.0%
Argentine Republic Government International Bond
1.00%, 07/09/2029(c)(l)	71,292	23,938
3.63%, 07/09/2035(c)(i)(l)	449,075	139,260
4.25%, 01/09/2038(c)(i)(l)	1,609,200	578,146
3.63%, 07/09/2046(c)(i)(l)	1,293,010	402,122
Total Argentina		1,143,466
	Shares or Principal Amount		Value

AUSTRALIA—3.2%
Australia Government Bond,Series 154, 2.75%, 11/21/2029(a)	AUD	1,700,000	$ 1,067,585
Queensland Treasury Corp., 3.50%, 08/21/2030(a)		1,100,000	699,810
Total Australia			1,767,395
BAHRAIN—1.3%
Bahrain Government International Bond
4.25%, 01/25/2028(a)		$390,000	361,600
5.45%, 09/16/2032(a)		229,000	209,821
6.25%, 01/25/2051(a)		210,000	172,127
Total Bahrain			743,548
BRAZIL—4.3%
Brazil Notas do Tesouro Nacional
Series NTNF, 10.00%, 01/01/2027	BRL	2,076,000	435,940
Series NTNF, 10.00%, 01/01/2029		7,434,000	1,537,012
Brazilian Government International Bond, 7.13%, 01/20/2037		$370,000	401,289
Total Brazil			2,374,241
CHILE—0.6%
Chile Government International Bond, 4.34%, 03/07/2042(c)		386,000	340,588
COLOMBIA—1.4%
Colombia Government International Bond, 5.20%, 05/15/2049(c)		200,000	145,215
Colombia TES,Series B, 9.25%, 05/28/2042	COP	2,757,800,000	632,973
Total Colombia			778,188
DOMINICAN REPUBLIC—2.6%
Dominican Republic International Bond
9.75%, 06/05/2026(a)	DOP	15,300,000	276,133
5.50%, 02/22/2029(a)(c)		$200,000	189,964
5.88%, 01/30/2060(a)		1,230,000	971,698
Total Dominican Republic			1,437,795
EGYPT—1.4%
Egypt Government International Bond
7.63%, 05/29/2032(a)		400,000	258,176
7.90%, 02/21/2048(a)		566,000	312,471
7.90%, 02/21/2048(a)		426,000	235,182
Total Egypt			805,829
GEORGIA—0.5%
Georgia Government International Bond, 2.75%, 04/22/2026(a)		306,000	274,938
GHANA—0.3%
Ghana Government International Bond, 7.63%, 05/16/2029(a)(d)		385,000	174,212
HUNGARY—0.6%
Hungary Government Bond,Series 24/C, 2.50%, 10/24/2024	HUF	128,420,000	333,067

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
INDONESIA—4.7%
Indonesia Government International Bond
7.75%, 01/17/2038(a)		$100,000	$ 125,370
3.70%, 10/30/2049		1,180,000	943,770
Indonesia Treasury Bond
Series FR77, 8.13%, 05/15/2024	IDR	14,800,000,000	997,626
Series FR81, 6.50%, 06/15/2025		780,000,000	52,158
Series FR82, 7.00%, 09/15/2030		341,000,000	23,448
Series FR83, 7.50%, 04/15/2040		6,535,000,000	467,274
Total Indonesia			2,609,646
IRAQ—1.0%
Iraq International Bond
5.80%, 01/15/2028(a)(c)(d)		$445,500	412,875
5.80%, 01/15/2028(a)(c)(d)		140,625	130,327
Total Iraq			543,202
IVORY COAST—0.7%
Ivory Coast Government International Bond, 6.63%, 03/22/2048(a)(d)	EUR	444,000	366,964
KENYA—1.3%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		$932,000	727,762
MALAYSIA—1.6%
Malaysia Government Bond
Series 0411, 4.23%, 06/30/2031	MYR	1,100,000	250,646
Series 0419, 3.83%, 07/05/2034		800,000	175,365
Series 0519, 3.76%, 05/22/2040		1,000,000	212,802
Series 0120, 4.07%, 06/15/2050		1,100,000	236,240
Total Malaysia			875,053
MEXICO—2.2%
Mexican Bonos
Series M, 5.75%, 03/05/2026	MXN	6,120,200	332,804
Series M, 7.75%, 11/13/2042		16,497,100	879,189
Total Mexico			1,211,993
MOROCCO—0.5%
Morocco Government International Bond, 2.38%, 12/15/2027(a)		$328,000	285,360
NIGERIA—0.9%
Nigeria Government International Bond
7.14%, 02/23/2030(a)		200,000	174,750
7.63%, 11/28/2047(a)		435,000	324,510
Total Nigeria			499,260
OMAN—2.6%
Oman Government International Bond, 7.00%, 01/25/2051(a)		1,400,000	1,425,049
PERU—2.1%
Peruvian Government International Bond, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,154,285
POLAND—0.6%
Republic of Poland Government Bond,Series 0432, 1.75%, 04/25/2032	PLN	1,894,000	354,813
Shares or Principal Amount			Value

QATAR—0.9%
Qatar Government International Bond, 4.40%, 04/16/2050(a)		$576,000	$ 520,335
REPUBLIC OF KOREA—0.5%
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		300,000	298,040
RWANDA—0.6%
Rwanda International Government Bond, 5.50%, 08/09/2031(a)		400,000	311,000
SAUDI ARABIA—0.7%
Saudi Government International Bond, 4.38%, 04/16/2029(a)		410,000	400,234
TURKEY—1.9%
Turkey Government International Bond, 9.38%, 01/19/2033		1,001,000	1,055,154
UKRAINE—0.2%
Ukraine Government International Bonds, 7.75%, 09/01/2029(a)(g)		424,000	132,267
URUGUAY—1.3%
Uruguay Government International Bond
4.38%, 12/15/2028(d)	UYU	11,555,142	323,795
7.88%, 01/15/2033		$165,000	199,238
7.63%, 03/21/2036(d)		146,000	177,722
Total Uruguay			700,755
UZBEKISTAN—0.7%
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)		200,000	190,000
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030(a)		252,000	207,126
Total Uzbekistan			397,126
Total Government Bonds			24,607,622
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(f)(j)(m)		61,465	–
UNITED STATES—0.0%
Delco, Series A(f)(j)(m)		73,666	–
Total Warrants			–
SHORT-TERM INVESTMENT—7.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(n)		3,859,187	3,859,188
Total Short-Term Investment			3,859,188
Total Investments (Cost $81,207,037)—132.7%			73,761,970
Liabilities in Excess of Other Assets—(32.7%)			(18,166,904)
Net Assets—100.0%			$55,595,066

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Income Fund, Inc.

(e)	Security is in default.
(f)	Illiquid security.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2023.
(i)	Step bond. Rate disclosed is as of July 31, 2023.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(k)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2023.
(l)	Zero coupon bond. Rate represents yield to maturity.
(m)	Non-income producing security.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
09/22/2023	Citibank N.A.	CNY	17,905,483	USD	2,492,924	$2,521,711	$28,787
Euro/United States Dollar
08/16/2023	Morgan Stanley & Co.	EUR	88,475	USD	98,060	97,342	(718)
08/16/2023	UBS AG	EUR	28,959	USD	32,557	31,861	(696)
Indonesian Rupiah/United States Dollar
09/20/2023	UBS AG	IDR	31,055,400,000	USD	2,068,718	2,055,967	(12,751)
Singapore Dollar/United States Dollar
08/01/2023	Citibank N.A.	SGD	5,428,895	USD	4,088,757	4,082,643	(6,114)
10/16/2023	Royal Bank of Canada	SGD	3,690,288	USD	2,787,480	2,785,195	(2,285)
South Korean Won/United States Dollar
09/05/2023	Citibank N.A.	KRW	5,257,108,190	USD	4,077,174	4,124,160	46,986
						$15,698,879	$53,209

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/16/2023	Deutsche Bank AG	USD	1,290,855	GBP	1,010,674	$1,297,125	$(6,270)
United States Dollar/Euro
08/16/2023	Deutsche Bank AG	USD	4,788,981	EUR	4,380,688	4,819,717	(30,736)
08/16/2023	UBS AG	USD	113,065	EUR	101,460	111,628	1,437
United States Dollar/Singapore Dollar
08/01/2023	Royal Bank of Canada	USD	4,087,506	SGD	5,428,895	4,082,643	4,863
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2023
abrdn Global Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/South African Rand
08/16/2023	Morgan Stanley & Co.	USD	301,592	ZAR	5,544,000	$309,626	$(8,034)
						$10,620,739	$(38,740)
Unrealized appreciation on forward foreign currency exchange contracts							$82,073
Unrealized depreciation on forward foreign currency exchange contracts							$(67,604)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2023, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	UBS AG	Receive	12-month SOFR	3.38%	Annually	$-	$234,695	$234,695
USD	5,000,000	03/17/2030	UBS AG	Receive	12-month SOFR	3.46%	Annually	-	136,032	136,032
USD	5,000,000	03/17/2032	UBS AG	Receive	12-month SOFR	3.40%	Annually	-	150,315	150,315
USD	3,000,000	07/13/2033	Barclays Bank PLC	Receive	12-month SOFR	3.72%	Annually	-	(2,411)	(2,411)
								$-	$518,631	$518,631

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the  Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
10